OPTIONS AND WARRANTS (Details) - Nonvested Restricted Stock Shares Activity - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
OPTIONS AND WARRANTS (Details) - Nonvested Restricted Stock Shares Activity [Line Items]
Restricted shares issued as of January 1, 2015	175,000
Granted	0
Total restricted shares issued as of December 31, 2015	100,000	175,000
Vested restricted shares as of December 31, 2015	0
Unvested restricted shares as of December 31, 2015	100,000
Restricted Stock [Member]
OPTIONS AND WARRANTS (Details) - Nonvested Restricted Stock Shares Activity [Line Items]
Restricted shares issued as of January 1, 2015	175,000	0
Granted		175,000
Total restricted shares issued as of December 31, 2015		175,000
Vested restricted shares as of December 31, 2015		(75,000)
Unvested restricted shares as of December 31, 2015		100,000